UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-07840

                             SCHRODER SERIES TRUST
               (Exact name of registrant as specified in charter)
                                    ________

                            One Freedom Valley Drive
                                 Oaks, PA 19456
               (Address of principal executive offices) (Zip code)

                                Michael Beattie
                              C/O SEI Investments
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                   DATE OF FISCAL YEAR END: OCTOBER 31, 2017

                    DATE OF REPORTING PERIOD: JULY 31, 2017

ITEM 1. SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS SMALL CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES                                                             VALUE $
------                                                             -------
                   COMMON STOCK -- 92.5%
                   BRAZIL -- 3.4%
  4,600            Energisa SA - Units                              36,657
  3,900            Odontoprev                                       16,334
  8,700            QGEP Participacoes                               20,255
                                                                    ------
                                                                    73,246
                   CHINA -- 14.1%
  7,500            Anhui Gujing Distillery Class B                  33,953
    284            China Biologic Products Holdings (1)             28,258
120,000            China Dongxiang Group                            22,277
    457            China Lodging Group ADR (1)                      46,490
 15,000            China Shineway Pharmaceutical Group              15,018
  9,000            Haitian International Holdings                   25,810
  1,514            Hollysys Automation Technologies                 29,023
 31,500            Li Ning (1)                                      24,843
 19,000            Nexteer Automotive Group                         32,791
  4,700            Suofeiya Home Collection Class A                 27,555
 92,000            Tenwow International Holdings                    17,314
                                                                   -------
                                                                   303,332
                   EGYPT -- 0.9%
  7,544            Credit Agricole Egypt                            19,737
                                                                   -------
                   GEORGIA -- 2.2%
  4,427            Georgia Healthcare Group (1) (2)                 22,167
  1,123            TBC Bank Group                                   24,818
                                                                   -------
                                                                    46,985
                   GREECE -- 1.0%
  1,354            JUMBO                                            22,680
                                                                   -------
                   HONG KONG -- 1.3%
  2,200            ASM Pacific Technology                           28,504
                                                                   -------
                   INDIA -- 10.1%
  1,630            Apollo Hospitals Enterprise                      31,990
  6,886            Arvind                                           39,276
  8,168            City Union Bank                                  22,452
  1,757            Container of India                               31,328
     40            Eicher Motors                                    18,756
  6,317            Gateway Distriparks                              26,991
    915            Indraprastha Gas                                 16,818
  1,741            Supreme Industries                               30,417
                                                                   -------
                                                                   218,028
                   INDONESIA -- 2.3%
 98,300            Aneka Gas Industri (1)                            5,976
  9,800            United Tractors                                  22,139
 87,625            XL Axiata (1)                                    22,097
                                                                   -------
                                                                    50,212
                   MALAYSIA -- 1.1%
  9,700            Bursa Malaysia                                   23,471
                                                                   -------

SHARES                                                             VALUE $
------                                                             -------

                   MEXICO -- 4.4%
  7,936            Alsea                                           30,883
  2,545            Grupo Aeroportuario del Pacifico Class B        29,118
  3,105            Grupo Cementos de Chihuahua                     16,215
  7,448            Organizacion Soriana Class B (1)                18,446
                                                                   ------
                                                                   94,662

                   PAKISTAN -- 1.1%
 10,700            Habib Bank                                      23,985
                                                                   ------

                   PHILIPPINES -- 2.5%
112,600            D&L Industries                                  27,358
 12,310            International Container Terminal Services       26,054
                                                                   ------
                                                                   53,412

                   POLAND -- 1.9%
    248            CCC                                             16,829
  1,605            Dino Polska (1) (2)                             23,835
                                                                   ------
                                                                   40,664

                   RUSSIA -- 4.6%
  2,463            Globaltrans Investment GDR                      18,990
  2,162            MegaFon OAO GDR                                 20,820
  1,634            Polymetal International                         19,899
  3,051            TCS Group Holding GDR                           39,815
                                                                   ------
                                                                   99,524

                   SINGAPORE (3) -- 0.9%
 14,600            First Resources                                 20,147
                                                                   ------

                   SOUTH AFRICA -- 1.3%
  2,452            Foschini Group                                  28,223
                                                                   ------

                   SOUTH KOREA -- 13.6%
  1,175            Hyundai Livart Furniture                        26,565
    641            Koh Young Technology                            36,774
    510            Korea Kolmar                                    32,358
    659            LEENO Industrial                                29,209
    184            Mando                                           42,174
     74            Medy-Tox                                        39,095
    828            Nexen Tire                                       9,841
    454            S-1                                             37,406
    666            Seegene (1)                                     17,349
    765            WONIK IPS (1)                                   22,354
                                                                  -------
                                                                  293,125

                   SPAIN -- 1.1%
  8,957            Prosegur Cash (1) (2)                           24,388
                                                                   ------

                   SRI LANKA -- 1.4%
 25,919            John Keells Holdings                            29,337
                                                                   ------

--------------------------------------------------------------------------------
SCHRODER EMERGING MARKETS SMALL CAP FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

SHARES                                                             VALUE $
------                                                             -------

                   TAIWAN -- 16.5%
   32,147          Aerospace Industrial Development                37,262
   12,000          Chroma ATE                                      37,954
   21,000          CTCI                                            34,252
    2,040          Eclat Textile                                   23,477
    2,310          Gourmet Master                                  27,043
    2,000          King Slide Works                                28,117
    6,000          Merida Industry                                 28,713
    3,000          Nien Made Enterprises                           36,611
    2,618          PChome Online                                   18,381
    5,852          Posiflex Technology                             32,365
   20,400          ScinoPharm Taiwan                               27,666
    8,000          Toung Loong Textile Manufacturing               23,341
                                                                  -------
                                                                  355,182

                   THAILAND -- 1.0%
    4,300          Bumrungrad Hospital                             22,614
                                                                  -------

                   TURKEY -- 3.4%
    5,739          DP Eurasia (1) (2)                              14,765
      899          Logo Yazilim Sanayi Ve Ticaret (1)              14,037
    3,238          Migros Ticaret (1)                              27,381
    1,985          Tofas Turk Otomobil Fabrikasi                   17,428
                                                                  -------
                                                                   73,611

                   UNITED ARAB EMIRATES -- 2.4%
   35,398          Aramex PJSC                                     51,077
                                                                  -------
                   TOTAL COMMON STOCK
                    (Cost $1,503,594)                           1,996,146
                                                                ---------

                   PREFERRED STOCK -- 3.5%

                   BRAZIL -- 2.5%
    7,300          Alpargatas                                      34,529
    1,300          Cia Energetica do Ceara Class A                 19,886
                                                                   ------
                                                                   54,415

                   COLOMBIA -- 1.0%
   48,401          Grupo Aval Acciones y Valores                   21,071
                                                                   ------

                   TOTAL PREFERRED STOCK
                    (Cost $53,712)                                 75,486
                                                                   ------
                   TOTAL INVESTMENTS -- 96.0%
                    (Cost $1,557,306)*                          2,071,632
                                                                ---------
                   OTHER ASSETS LESS
                    LIABILITIES -- 4.0%                            86,195
                                                              -----------
                   NET ASSETS -- 100%                         $ 2,157,827
                                                              -----------

(1)  Denotes non-income producing security.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $85,155, representing 3.9% of the net assets of the Fund.

(3)  Security is fair valued.

* At July 31, 2017, the tax basis cost of the Fund's investments was $1,557,306, and the unrealized appreciation and depreciation were $546,077 and $(31,751), respectively.

ADR -- American Depositary Receipt
GDR -- Global Depositary Receipt
PJSC -- Private Joint Stock Company

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------

                     CORPORATE OBLIGATIONS -- 70.7%
                     CONSUMER DISCRETIONARY -- 4.3%
                     Ford Motor Credit LLC (1)
  300,000              2.244%, 01/09/18                            300,852
                     McDonald's MTN
   84,000              2.100%, 12/07/18                             84,518
                     Newell Brands
   14,000              2.600%, 03/29/19                             14,164
                     Toyota Motor Credit MTN (1)
  300,000              1.624%, 01/12/18                            300,384
                                                                   -------
                                                                   699,918
                                                                   -------

                     CONSUMER STAPLES -- 13.9%
                     Anheuser-Busch InBev Finance
  145,000              1.900%, 02/01/19                            145,638
                     CVS Health
  150,000              1.900%, 07/20/18                            150,506
                     Danone (2)
  314,000              1.691%, 10/30/19                            312,763
                     Kraft Heinz Foods
  245,000              2.800%, 07/02/20                            249,850
  200,000              2.000%, 07/02/18                            200,554
                     Kroger
  127,000              2.000%, 01/15/19                            127,117
                     Molson Coors Brewing
  104,000              2.100%, 07/15/21                            102,790
   80,000              1.900%, 03/15/19 (2)                         79,989
                     Mondelez International Holdings
                       Netherlands BV (2)
  200,000              1.625%, 10/28/19                            198,516
                     Philip Morris International
  180,000              1.625%, 02/21/19                            179,970
                     Reynolds American
  375,000              2.300%, 06/12/18                            376,772
                     Tyson Foods
  150,000              2.650%, 08/15/19                            152,191
                                                                 ---------
                                                                 2,276,656
                                                                 ---------

                     ENERGY -- 5.3%
                     Energy Transfer Partners
   58,000              2.500%, 06/15/18                             58,318
                     Enterprise Products Operating LLC
   78,000              6.500%, 01/31/19                             83,133
                     EOG Resources
  105,000              5.625%, 06/01/19                            111,785
                     Kinder Morgan
  150,000              3.050%, 12/01/19                            152,733
                     Phillips 66 (1) (2)
   50,000              2.054%, 04/15/20                             50,099
                     Shell International Finance BV (1)
  154,000              1.578%, 09/12/19                            154,809
                     TransCanada PipeLines
  265,000              1.625%, 11/09/17                            265,098
                                                                   -------
                                                                   875,975
                                                                   -------

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------

                     FINANCIALS -- 25.7%
                     American Express Credit
   31,000             2.125%, 03/18/19                              31,194
                     American Express Credit MTN
   40,000             2.200%, 03/03/20                              40,327
  150,000             1.800%, 07/31/18                             150,306
                     American International Group
   91,000             3.300%, 03/01/21                              94,080
                     Bank of America MTN (1)
  180,000             2.369%, 07/21/21                             180,551
                     Branch Banking & Trust
  250,000             2.100%, 01/15/20                             251,510
                     Capital One
  250,000             2.400%, 09/05/19                             251,575
                     Capital One Financial
   20,000             2.500%, 05/12/20                              20,179
                     Cooperatieve Rabobank UA
  250,000             1.700%, 03/19/18                             250,339
                     Discover Bank
  250,000             2.600%, 11/13/18                             252,211
                     Goldman Sachs Group
  188,000             2.750%, 09/15/20                             190,697
   24,000             2.000%, 04/25/19                              24,063
   47,000             1.950%, 07/23/19                              47,012
                     HSBC Bank (1) (2)
  250,000             1.822%, 05/15/18                             250,966
                     HSBC USA
  125,000             2.000%, 08/07/18                             125,421
                     JPMorgan Chase MTN
  230,000             1.700%, 03/01/18                             230,137
                     Metropolitan Life Global Funding I MTN (2)
  222,000             1.750%, 12/19/18                             221,931
                     Morgan Stanley (1)
  380,000             1.982%, 02/14/20                             381,587
                     Prudential Financial MTN
   75,000             2.350%, 08/15/19                              75,666
                     Standard Chartered (2)
  379,000             2.400%, 09/08/19                             380,620
                     SunTrust Bank
  153,000             2.250%, 01/31/20                             153,865
                     UBS MTN (2)
  200,000             2.200%, 06/08/20                             201,071
                     Wells Fargo MTN (1)
  140,000             1.943%, 04/23/18                             140,555
                     Wells Fargo Bank MTN
  261,000             1.800%, 11/28/18                             261,500
                                                                 ---------
                                                                 4,207,363
                                                                 ---------

                     HEALTHCARE -- 6.1%
                     Abbott Laboratories
   75,000             2.350%, 11/22/19                              75,795
                     AbbVie
  300,000             1.800%, 05/14/18                             300,439

--------------------------------------------------------------------------------
SCHRODER SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------
                     Aetna
   96,000              1.700%, 06/07/18                             96,090
                     Allergan Funding SCS
  150,000              3.000%, 03/12/20                            153,509
                     Cardinal Health
  150,000              1.948%, 06/14/19                            150,619
                     Medtronic
  150,000              1.500%, 03/15/18                            150,027
                     UnitedHealth Group
   75,000              1.900%, 07/16/18                             75,279
                                                                 ---------
                                                                 1,001,758
                                                                 ---------

                     INDUSTRIALS -- 2.4%
                     General Electric Capital MTN
   90,000              4.375%, 09/16/20                            96,570
                     Rockwell Collins
   42,000              1.950%, 07/15/19                            42,119
                     Siemens Financieringsmaatschappij (2)
  250,000              2.200%, 03/16/20                           252,350
                                                                  -------
                                                                  391,039
                                                                  -------

                     INFORMATION TECHNOLOGY -- 5.4%
                     Apple
  153,000              1.900%, 02/07/20                           153,849
                     Cisco Systems (1)
  152,000              1.614%, 09/20/19                           152,906
                     Dell International LLC (2)
  118,000              3.480%, 06/01/19                           120,798
                     Microsoft
  372,000              2.000%, 11/03/20                           374,718
                     QUALCOMM
   91,000              2.100%, 05/20/20                            91,678
                                                                  -------
                                                                  893,949
                                                                  -------

                     MATERIALS -- 1.9%
                     Rio Tinto Finance USA
    2,000              2.875%, 08/21/22                             2,045
                     Sherwin-Williams
  311,000              2.250%, 05/15/20                           312,854
                                                                  -------
                                                                  314,899
                                                                  -------

                     TELECOMMUNICATION SERVICES -- 3.9%
                     AT&T
  255,000              2.450%, 06/30/20                           256,953
                     Verizon Communications
  379,000              2.946%, 03/15/22                           382,881
                                                                  -------
                                                                  639,834
                                                                  -------
                     UTILITIES -- 1.8%
                     Dominion Energy
   20,000              1.600%, 08/15/19                            19,870
                     NextEra Energy Capital Holdings
   70,000              1.649%, 09/01/18                            69,963

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------

                     Southern
  209,000              1.550%, 07/01/18                            208,802
                                                                   -------
                                                                   298,635
                                                                   -------

                     TOTAL CORPORATE OBLIGATIONS
                      (Cost $11,528,268)                        11,600,026
                                                                ----------

                     U.S. TREASURY OBLIGATIONS -- 21.5%
                     United States Treasury Bill (3)
  320,000              0.961%, 08/17/17                            319,862
                     United States Treasury Notes
  281,000              1.250%, 05/31/19                            280,539
1,350,000              1.250%, 06/30/19                          1,347,416
1,591,000              1.125%, 02/28/19                          1,586,462
                                                                 ---------

                     TOTAL U.S. TREASURY OBLIGATIONS
                      (Cost $3,532,751)                          3,534,279
                                                                 ---------

                     ASSET-BACKED SECURITIES -- 4.0%
                     CLI Funding V LLC, Series 2013-2A (2)
  180,678              3.220%, 06/18/28                            179,286
                     Harley-Davidson Motorcycle Trust,
                       Series 2014-1, Class A3
  110,653              1.100%, 09/15/19                            110,587
                     SoFi Professional Loan Program LLC,
                       Series 2015-C, Class A1 (1) (2)
  255,956              2.266%, 08/27/35                            257,943
                     Towd Point Mortgage Trust,
                       Series 2017-3, Class A1 (1) (2)
  100,000              2.750%, 06/25/57                            100,950
                                                                   -------

                     TOTAL ASSET-BACKED SECURITIES
                      (Cost $647,697)                              648,766
                                                                   -------

                     MUNICIPAL BONDS -- 2.8%
                     FLORIDA -- 0.9%
                     State Board of Administration Finance RB,
                       Series A
  145,000              2.163%, 07/01/19                            145,768
                                                                   -------

                     ILLINOIS -- 0.7%
                     State GO
   40,000              5.877%, 03/01/19                             41,652
   35,000              5.000%, 02/01/18                             35,550
   40,000              5.000%, 11/01/18                             41,457
                                                                   -------
                                                                   118,659
                                                                   -------

                     MASSACHUSETTS -- 0.9%
                     State Water Resources Authority RB,
                       Series Sub A-1 (1)
  150,000              0.900%, 08/01/37                            150,000
                                                                   -------

--------------------------------------------------------------------------------
SCHRODER SHORT DURATION BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                         VALUE $
----------                                                         -------

                     NEW JERSEY -- 0.3%
                     State Transportation Trust Fund
                       Authority RB
   40,000              5.000%, 06/15/19                             42,109
                                                                    ------

                     TOTAL MUNICIPAL BONDS
                       (Cost $455,354)                             456,536
                                                                   -------

                     TOTAL INVESTMENTS -- 99.0%
                      (Cost $16,164,070)*                       16,239,607
                                                                ----------

                     OTHER ASSETS LESS
                      LIABILITIES -- 1.0%                          156,635
                                                                ----------

                     NET ASSETS -- 100%                        $16,396,242
                                                               ===========

(1)  Variable Rate Security -- Rate disclosed is as of July 31, 2017.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $2,607,282, representing 15.9% of the net assets of the Fund.

(3) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

* At July 31, 2017, the tax basis cost of the Fund's investments was $16,164,070, and the unrealized appreciation and depreciation were $82,064 and $(6,527), respectively.

The open futures contracts held by the Fund at July 31, 2017, are as follows:

                               NUMBER OF                                       UNREALIZED
                               CONTRACTS       EXPIRATION      NOTIONAL       APPRECIATION
TYPE OF CONTRACT              LONG (SHORT)        DATE          AMOUNT       (DEPRECIATION)
----------------------------------------------------------------------------------------------
U.S. 2-Year Treasury Note              16       Oct-2017      $3,460,775         $ 725
U.S. 5-Year Treasury Note              (6)      Oct-2017        (708,265)         (626)
                                                                                 ------
                                                                                 $  99
                                                                                 ======

GO -- General Obligation
LLC -- Limited Liability Corporation
MTN -- Medium Term Note
RB -- Revenue Bond

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               CORPORATE OBLIGATIONS -- 47.4%
               CONSUMER DISCRETIONARY -- 3.4%
               Ford Motor Credit LLC
260,000          5.000%, 05/15/18                                  266,462
470,000          2.425%, 06/12/20                                  471,428
200,000          2.244%, 01/09/18 (1)                              200,568
               General Motors Financial
315,000          3.700%, 11/24/20                                  326,090
               George Washington University
205,000          3.485%, 09/15/22                                  212,917
               L Brands
205,000          6.875%, 11/01/35                                  196,800
               Newell Brands
190,000          3.850%, 04/01/23                                  201,496
               Scientific Games International (2)
125,000          7.000%, 01/01/22                                  133,125
               VTR Finance BV (2)
200,000          6.875%, 01/15/24                                  213,250
                                                                 ---------
                                                                 2,222,136
                                                                 ---------

               CONSUMER STAPLES -- 3.8%
               Anheuser-Busch InBev Finance
235,000          2.650%, 02/01/21                                  238,973
               Kraft Heinz Foods
400,000          3.500%, 07/15/22                                  415,192
               Marfrig Holdings Europe BV (2)
200,000          8.000%, 06/08/23                                  207,750
215,000          6.875%, 06/24/19                                  221,450
               Molson Coors Brewing (2)
326,000          2.250%, 03/15/20                                  327,059
               Mondelez International Holdings
                 Netherlands BV (1) (2)
485,000          1.924%, 10/28/19                                  487,265
               Smithfield Foods (2)
150,000          2.700%, 01/31/20                                  150,923
               Tyson Foods
445,000          3.550%, 06/02/27                                  455,115
                                                                 ---------
                                                                 2,503,727
                                                                 ---------

               ENERGY -- 9.1%
               Canadian Natural Resources MTN
240,000          4.950%, 06/01/47                                  250,290
               Cenovus Energy (2)
612,000          4.250%, 04/15/27                                  598,057
               Continental Resources
432,000          5.000%, 09/15/22                                  427,948
               Crestwood Midstream Partners
275,000          6.250%, 04/01/23                                  280,156
               Enbridge (1)
240,000          6.000%, 01/15/77                                  254,400
               Energy Transfer Partners
615,000          4.150%, 10/01/20                                  641,369
               Ensco
373,000          5.750%, 10/01/44                                  248,978

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               Noble Energy
550,000          4.150%, 12/15/21                                  581,720
               Petrobras Global Finance BV
290,000          7.375%, 01/17/27                                  313,925
               Petroleos Mexicanos
429,000          5.625%, 01/23/46                                  393,882
400,000          3.500%, 01/30/23                                  392,000
               Phillips 66 (1) (2)
185,000          1.954%, 04/15/19                                  185,386
               Plains All American Pipeline
100,000          4.500%, 12/15/26                                  102,383
               Shell International Finance BV (1)
490,000          1.578%, 09/12/19                                  492,573
               Targa Resources Partners
200,000          6.750%, 03/15/24                                  216,500
               Valero Energy
230,000          3.400%, 09/15/26                                  228,047
               Williams Partners
340,000          4.300%, 03/04/24                                  358,249
                                                                 ---------
                                                                 5,965,863
                                                                 ---------

               FINANCIALS -- 18.0%
               Aflac
240,000          2.400%, 03/16/20                                  243,037
               American Express
 34,000          8.125%, 05/20/19                                   37,744
               American International Group
350,000          3.300%, 03/01/21                                  361,844
               Bank of America
 85,000          7.625%, 06/01/19                                   93,508
               Bank of America MTN
275,000          5.625%, 07/01/20                                  301,430
295,000          3.875%, 08/01/25                                  307,419
650,000          2.369%, 07/21/21 (1)                              651,991
               Banque Federative du Credit Mutuel
                MTN (2)
410,000          2.700%, 07/20/22                                  412,683
               Barclays Bank (2)
600,000          10.179%, 06/12/21                                 752,402
               BBVA Banco Continental (2)
240,000          3.250%, 04/08/18                                  241,920
               Capital One Financial
175,000          2.500%, 05/12/20                                  176,563
               Citigroup
295,000          3.200%, 10/21/26                                  288,065
675,000          2.750%, 04/25/22                                  677,035
               Credit Suisse Group Funding
                 Guernsey
365,000          3.450%, 04/16/21                                  376,556
               Fidelity & Guaranty Life Holdings (2)
410,000          6.375%, 04/01/21                                  421,275
               Goldman Sachs Group
165,000          2.959%, 02/25/21 (1)                              171,117
 65,000          2.875%, 02/25/21                                   66,006

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               Goldman Sachs Group MTN (1)
  131,000        2.800%, 11/29/23                                  135,126
               HSBC Bank USA
  350,000        4.875%, 08/24/20                                  377,884
               JPMorgan Chase
  660,000        3.220%, 03/01/25 (1)                              667,495
  195,000        2.700%, 05/18/23                                  194,450
               M&T Bank (1)
  404,000        5.125%, 12/29/49                                  424,705
               Manufacturers & Traders Trust
  355,000        6.625%, 12/04/17                                  360,865
               MetLife
  169,000        7.717%, 02/15/19                                  184,223
               Moody's
  136,000        5.500%, 09/01/20                                  149,462
               Morgan Stanley MTN
  300,000        3.750%, 02/25/23                                  313,120
               Norddeutsche Landesbank
                 Girozentrale (2)
  400,000        2.000%, 02/05/19                                  400,912
               Prudential Financial MTN
   37,000        7.375%, 06/15/19                                   40,716
   10,000        6.000%, 12/01/17                                   10,142
               Regions Bank
  420,000        2.250%, 09/14/18                                  421,946
               Royal Bank of Scotland Group
  560,000        3.875%, 09/12/23                                  574,231
               Sparebank 1 Boligkreditt (2)
1,000,000        1.750%, 11/15/19                                  995,013
               Standard Chartered MTN (2)
  575,000        1.700%, 04/17/18                                  574,321
               Unum Group
  145,000        3.000%, 05/15/21                                  146,578
               Wells Fargo
  215,000        3.069%, 01/24/23                                  218,869
                                                                ----------
                                                                11,770,653
                                                                ----------

               HEALTHCARE -- 3.1%
               Becton Dickinson
  500,000        3.363%, 06/06/24                                  506,830
               Boston Scientific
  320,000        2.650%, 10/01/18                                  323,061
               Cardinal Health
  130,000        3.079%, 06/15/24                                  131,856
               EMD Finance LLC (2)
  500,000        2.400%, 03/19/20                                  503,675
               Shire Acquisitions Investments
                 Ireland DAC
  395,000        2.400%, 09/23/21                                  393,766
               Tenet Healthcare (2)
  170,000        4.625%, 07/15/24                                  169,150
                                                                 ---------
                                                                 2,028,338
                                                                 ---------

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               INDUSTRIALS -- 2.0%
               Barrick North America Finance LLC
   19,000        4.400%, 05/30/21                                   20,548
               Fly Leasing
  430,000        6.375%, 10/15/21                                  450,962
               Lockheed Martin
  350,000        2.500%, 11/23/20                                  356,159
               Meritor
  185,000        6.250%, 02/15/24                                  195,175
               Rockwell Collins
  270,000        3.200%, 03/15/24                                  275,788
                                                                 ---------
                                                                 1,298,632
                                                                 ---------

               INFORMATION TECHNOLOGY -- 1.1%
               Apple
   95,000        4.250%, 02/09/47                                  100,540
  215,000        3.000%, 06/20/27                                  214,254
               Microsoft
  340,000        4.100%, 02/06/37                                  366,361
                                                                   -------
                                                                   681,155
                                                                   -------

               MATERIALS -- 0.3%
               Sherwin-Williams
  205,000        3.125%, 06/01/24                                  207,987
                                                                   -------
               REAL ESTATE -- 1.2%
               American Tower REIT
  600,000        2.800%, 06/01/20                                  610,308
               Crown Castle International
  135,000        3.200%, 09/01/24                                  135,025
                                                                   -------
                                                                   745,333
                                                                   -------

               TELECOMMUNICATION SERVICES -- 2.4%
               AT&T
  300,000        5.250%, 03/01/37                                  314,003
  730,000        3.900%, 08/14/27                                  729,233
  390,000        3.400%, 05/15/25                                  384,192
               Verizon Communications
  155,000        2.946%, 03/15/22                                  156,587
                                                                 ---------
                                                                 1,584,015
                                                                 ---------

               UTILITIES -- 3.0%
               Berkshire Hathaway Energy
  185,000        5.750%, 04/01/18                                  189,992
               Dominion Energy
  155,000        1.600%, 08/15/19                                  153,992
               Dynegy
  130,000        7.625%, 11/01/24                                  128,212
   70,000        7.375%, 11/01/22                                   70,714
               Exelon
   93,000        2.450%, 04/15/21                                   92,890
               Fermaca Enterprises S de RL (2)
  301,445        6.375%, 03/30/38                                  322,169
               Mexico Generadora de Energia (2)
  183,324        5.500%, 12/06/32                                  192,032
               Southern
  500,000        2.950%, 07/01/23                                  502,433

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               Suburban Propane Partners
  300,000        5.750%, 03/01/25                                  296,250
                                                                 ---------
                                                                 1,948,684
                                                                 ---------
               TOTAL CORPORATE
               OBLIGATIONS
                (Cost $30,488,352)                              30,956,523
                                                                ----------

               U.S. TREASURY OBLIGATIONS (3) -- 20.1%
               United States Treasury Bill (4)
1,000,000        1.062%, 11/16/17                                  996,796
               United States Treasury Inflation
                 Indexed Bonds
  936,090        1.000%, 02/15/46                                  932,078
  351,592        0.750%, 02/15/45                                  328,948
1,296,657        0.125%, 07/15/26                                1,257,791
               United States Treasury Bonds
  290,000        3.000%, 02/15/47                                  295,573
  340,000        2.875%, 11/15/46                                  337,981
  820,600        2.500%, 02/15/46                                  755,625
  935,000        2.500%, 05/15/46                                  860,309
  790,000        2.250%, 08/15/46                                  687,423
               United States Treasury Notes
  565,000        2.375%, 05/15/27                                  569,039
  977,400        2.250%, 11/15/25                                  979,615
  275,000        2.000%, 10/31/21                                  277,804
  455,000        2.000%, 12/31/21                                  459,301
1,190,000        2.000%, 11/15/26                                1,162,528
  460,000        1.875%, 02/28/22                                  461,707
  335,000        1.875%, 03/31/22                                  335,995
  185,000        1.875%, 04/30/22                                  185,455
  315,000        1.750%, 11/30/21                                  314,889
  535,000        1.750%, 05/31/22                                  533,161
1,125,000        1.625%, 05/15/26                                1,068,838
  320,000        0.750%, 08/31/18                                  318,200
                                                                 ---------

               TOTAL U.S. TREASURY
               OBLIGATIONS
                (Cost $13,343,532)                              13,119,056
                                                                ----------

               ASSET-BACKED SECURITIES -- 13.2%
               AmeriCredit Automobile
                 Receivables Trust, Series 2013-5,
                 Class C
  550,481        2.290%, 11/08/19                                  551,570
               Barclays Dryrock Issuance Trust,
                 Series 2014-3, Class A
  151,000        2.410%, 07/15/22                                  152,980
               CAL Funding III, Series 2017-1A,
                 Class A (2)
  409,558        3.620%, 06/25/42                                  411,908
               Carlyle Global Market Strategies,
                 Series 2017-1A, Class A1A (1) (2)
  605,000        2.461%, 04/20/31                                  606,574
               Cedar Funding VI CLO,
                 Series 2016-6A, Class A1 (1) (2)
  645,000        2.352%, 10/20/28                                  649,700

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               CPS Auto Receivables Trust,
                 Series 2014-C, Class A (2)
    6,021        1.310%, 02/15/19                                    6,020
               Credit-Based Asset Servicing and
                 Securitization LLC,
                 Series 2003-CB4, Class AF1
   19,158        5.000%, 03/25/31                                   18,732
               Cronos Containers Program,
                 Series 2013-1A, Class A (2)
  143,750        3.080%, 04/18/28                                  143,090
               Flagship Credit Auto Trust,
                 Series 2014-1, Class B (2)
   90,633        2.550%, 02/18/20                                   90,732
               Flagship Credit Auto Trust,
                 Series 2015-2, Class A (2)
  365,612        1.980%, 10/15/20                                  366,096
               Octagon Investment Partners 24,
                 Series 2015-1A, Class A1 (1) (2)
  600,000        2.622%, 05/21/27                                  600,065
               Octagon Investment Partners 30,
                 Series 2017-1A, Class A1 (1) (2)
  250,000        2.567%, 03/17/30                                  251,961
               OneMain Financial Issuance Trust,
                 Series 2014-1A, Class A (2)
   61,555        2.430%, 06/18/24                                   61,567
               OneMain Financial Issuance Trust,
                 Series 2014-2A, Class A (2)
   94,647        2.470%, 09/18/24                                   94,810
               Santander Drive Auto Receivables
                 Trust, Series 2013-3, Class C
   23,711        1.810%, 04/15/19                                   23,714
               Santander Drive Auto Receivables
                 Trust, Series 2013-5, Class C
  229,565        2.250%, 06/17/19                                  229,859
               Santander Drive Auto Receivables
                 Trust, Series 2014-1, Class C
  320,574        2.360%, 04/15/20                                  321,171
               Santander Drive Auto Receivables
                 Trust, Series 2014-2, Class C
  317,450        2.330%, 11/15/19                                  318,322
               SpringCastle America Funding LLC,
                 Series 2016-AA, Class A (2)
  278,883        3.050%, 04/25/29                                  280,043
               Springleaf Funding Trust,
                 Series 2015-AA, Class A (2)
  850,000        3.160%, 11/15/24                                  857,181
               Synchrony Credit Card Master Note
                 Trust, Series 2012-2, Class A
  200,000        2.220%, 01/15/22                                  201,468
               Textainer Marine Containers,
                 Series 2017-2A, Class A
  222,562        3.520%, 06/20/42                                  223,133
               Textainer Marine Containers V,
                 Series 2017-1A, Class A (2)
   97,547        3.720%, 05/20/42                                   98,790

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               THL Credit Wind River,
                 Series 2017-2A, Class A (1) (2)
  640,000        2.544%, 07/20/30                                  639,680
               Towd Point Mortgage Trust,
                 Series 2017-2, Class A1 (1) (2)
  219,291        2.750%, 04/25/57                                  221,404
               Towd Point Mortgage Trust,
                 Series 2017-3, Class A1 (1) (2)
  402,000        2.750%, 06/25/57                                  405,817
               Trinity Rail Leasing LLC,
                 Series 2013-1A, Class A (2)
  174,007        3.898%, 07/15/43                                  173,767
               Voya CLO, Series 2017-2A,
                 Class A1R (1) (2)
  595,000        2.408%, 04/17/30                                  596,102
                                                                   -------

               TOTAL ASSET-BACKED
               SECURITIES
                (Cost $8,585,046)                                8,596,256
                                                                 ---------

               U.S. GOVERNMENT MORTGAGE-BACKED
               OBLIGATIONS -- 9.5%

               FEDERAL HOME LOAN MORTGAGE
               CORPORATION -- 4.5%
               FHLMC
2,049,458        4.000%, 04/01/47                                2,159,695
  531,873        3.500%, 05/01/46                                  548,411
               FHLMC Gold
   72,823        4.500%, 10/01/24                                   74,409
  163,511        3.000%, 01/01/43                                  164,797
               FHLMC IO REMIC
        1        1048.073%, 01/15/22 (1)                                15
                                                                 ---------
                                                                 2,947,327
                                                                 ---------

               FEDERAL NATIONAL MORTGAGE
               CORPORATION -- 4.5%
               FNMA
   47,094        5.000%, 10/01/29                                   51,474
2,060,665        4.000%, 03/01/47                                2,170,027
  159,544        3.230%, 06/01/42 (1)                              165,413
   99,341        3.000%, 05/01/43                                  100,042
  312,148        3.000%, 06/01/43                                  314,326
  120,895        3.000%, 07/01/43                                  121,729
                                                                 ---------
                                                                 2,923,011
                                                                 ---------

               GOVERNMENT NATIONAL MORTGAGE
               CORPORATION -- 0.5%
               GNMA
  233,953        2.598%, 04/16/54 (1)                              241,167


PRINCIPAL AMOUNT +                                                 VALUE $
------------------                                                 -------

               GNMA IO
2,272,993        0.851%, 12/16/51 (1)                              122,521
                                                                   -------
                                                                   363,688
                                                                   -------
               TOTAL U.S. GOVERNMENT
               MORTGAGE-BACKED
               OBLIGATIONS
                (Cost $6,233,356)                                6,234,026
                                                                 ---------

                 SOVEREIGN GOVERNMENTS -- 4.1%
                 Brazil Notas do Tesouro Nacional
                 Serie F
BRL 1,400,000      10.000%, 01/01/27                               449,280
                 Brazilian Government International
                   Bond
      305,000      6.000%, 04/07/26                                334,737
                 Costa Rica Government
                   International Bond (5)
      520,000      4.250%, 01/26/23                                509,600
                 Ecuador Government International
                   Bond (2)
      295,000      10.750%, 03/28/22                               319,337
                 Mexican Bonos
MXN 15,400,000     6.500%, 06/09/22                                856,094
                 Province of Manitoba Canada
       185,000         9.625%, 12/01/18                            203,682
                                                                 ---------
                 TOTAL SOVEREIGN
                 GOVERNMENTS
                  (Cost $2,632,267)                              2,672,730
                                                                 ---------
                 MUNICIPAL BONDS -- 2.5%
                 FLORIDA -- 1.8%
                 Hurricane Catastrophe Fund
                   Finance RB, Series A
     1,130,000     2.995%, 07/01/20                              1,156,521
                                                                 ---------
                 ILLINOIS -- 0.1%
                   State GO
        30,000     5.100%, 06/01/33                                 30,025
                                                                 ---------
                 OHIO -- 0.1%
                   American Municipal Power RB,
                     Series B
        40,000       8.084%, 02/15/50                               65,637
                                                                 ---------
                 PENNSYLVANIA -- 0.5%
                 Philadelphia Authority for Industrial
                   Development RB
       350,000     3.964%, 04/15/26                                353,136
                                                                 ---------
                 TOTAL MUNICIPAL BONDS
                  (Cost $1,568,909)                              1,605,319
                                                                 ---------

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL AMOUNT+ /
NUMBER OF CONTRACTS                                                VALUE $
-------------------                                                -------

                 COMMERCIAL MORTGAGE-BACKED
                 OBLIGATIONS (1) (2) -- 0.7%
                 Cold Storage Trust, Series 2017-
                   ICE3, Class D
240,000            3.259%, 04/15/24                                241,800
                 LSTAR Commercial Mortgage
                   Trust, Series 2014-2,
                   Class B
205,000            4.205%, 01/20/41                                205,429
                                                                   -------

                 TOTAL COMMERCIAL
                 MORTGAGE-BACKED
                 OBLIGATIONS
                 (Cost $445,083)                                   447,229
                                                                   -------
                 COLLATERALIZED MORTGAGE
                 OBLIGATIONS -- 0.6%
                 Impac Secured Assets Trust,
                   Series 2006-1, Class 2A2 (1)
109,245            1.642%, 05/25/36                                104,092
                 Impac Secured Assets Trust,
                   Series 2006-2, Class 2M1 (1)
130,000            1.732%, 08/25/36                                119,779
                 One Market Plaza Trust,
                   Series 2017-1MKT, Class E
195,000            4.142%, 02/10/24                                193,669
                                                                   -------

                 TOTAL COLLATERALIZED
                 MORTGAGE OBLIGATIONS
                  (Cost $405,142)                                  417,540
                                                                   -------
                 EXCHANGE-TRADED
                 PURCHASED OPTION (6) -- 0.0%
    27           U.S. 10-Year Treasury Future Put,
                   Expires: 08/19/17,
                   Strike Price: $125.50
                   (Cost $14,828)                                    8,859
                                                                   -------

                 TOTAL INVESTMENTS -- 98.1%
                  (Cost $63,716,515)*                           64,057,538
                                                                ----------

                 OTHER ASSETS LESS
                 LIABILITIES -- 1.9%                             1,215,063
                                                                ----------

                 NET ASSETS -- 100%                            $65,272,601
                                                               -----------

+    In U.S. Dollars unless otherwise indicated.

(1)  Variable Rate Security -- Rate disclosed is as of July 31, 2017.

(2) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $14,831,690, representing 22.7% of the net assets of the Fund.

(3) Security, or a portion of this security, has been pledged as collateral on open derivative positions and mortgage dollar rolls.

(4) Zero Coupon Security -- Rate disclosed is the effective yield at time of purchase.

(5) Security exempt from registration under Regulation S of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $509,600, representing 0.8% of the net assets of the Fund.

(6)  Denotes non-income producing security.

* At July 31, 2017, the tax basis cost of the Fund's investments was $63,716,515 and the unrealized appreciation and depreciation were $879,287 and $(538,264), respectively.

--------------------------------------------------------------------------------
SCHRODER TOTAL RETURN FIXED INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

The open futures contracts held by the Fund at July 31, 2017, are as follows:

                               NUMBER OF                                       UNREALIZED
                               CONTRACTS       EXPIRATION      NOTIONAL       APPRECIATION
TYPE OF CONTRACT              LONG (SHORT)        DATE          AMOUNT       (DEPRECIATION)
----------------------------------------------------------------------------------------------
Euro-BTP                              (18)      Sep-2017     $(2,703,458)      $ (46,520)
Euro-Bund                               2       Sep-2017      36,665,149           3,257
Euro-Bund                              (4)      Sep-2017     (73,138,363)          7,935
U.S. 2-Year Treasury Note               1       Oct-2017         215,970             373
U.S. 5-Year Treasury Note              41       Oct-2017       4,834,980           9,105
U.S. 10-Year Treasury Note             24       Sep-2017       3,030,578          (9,203)
U.S. Long Treasury Bond                (9)      Sep-2017      (1,407,149)         30,430
U.S. Ultra Long Treasury Bond           8       Sep-2017       1,353,262         (37,262)
                                                                               ----------
                                                                               $ (41,885)
                                                                               ==========

A summary of the outstanding forward foreign currency contracts held by the Fund at July 31, 2017, is as follows:

                                                                                  UNREALIZED
                                             CURRENCY TO       CURRENCY TO       APPRECIATION
COUNTERPARTY            SETTLEMENT DATE        DELIVER           RECEIVE        (DEPRECIATION)
----------------------------------------------------------------------------------------------------

JPMorgan Securities         09/18/17        MXN  8,350,000     USD  470,621      $   5,398
Morgan Stanley              09/18/17        MXN  6,900,000     USD  378,808         (5,628)
                                                                                 ----------

                                                                                 $    (230)
                                                                                 ==========

A list of the open centrally cleared swap agreements held by the Fund at July 31, 2017 is as follows:

Credit Default Swaps -- Buy Protection

                                                                                                   PREMIUMS        UNREALIZED
                                                                                   NOTIONAL          PAID         APPRECIATION
REFERENCE ENTITY        FIXED RATE     COUNTERPARTY      MATURITY     CURRENCY      AMOUNT        (RECEIVED)     (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------------------
Cdx.Na.Hy S27 5Year       5.00%       Morgan Stanley      12/20/21      USD        $1,188,000      $(36,802)       $(59,114)

BRL  -- Brazilian Real
Cdx.Na.Hy -- Credit Derivatives Index - High Yield
CLO -- Collateralized Loan Obligation
FHLMC -- Federal Home Loan Mortgage Corporation
FNMA -- Federal National Mortgage Association
GNMA -- Government National Mortgage Association
GO -- General Obligation
IO -- Interest Only
LLC -- Limited Liability Company
MTN -- Medium Term Note
MXN -- Mexican Peso
RB -- Revenue Bond
REIT -- Real Estate Investment Trust
REMIC -- Real Estate Mortgage Investment Conduit
USD -- United States Dollar

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                     VALUE $
----------                                                     -------

              CORPORATE OBLIGATIONS -- 50.3%
              CONSUMER DISCRETIONARY -- 1.7%
              21st Century Fox America
308,000         4.750%, 09/15/44                                327,052
              Cox Communications (1)
113,000         4.600%, 08/15/47                                112,994
              McDonald's MTN
327,000         4.875%, 12/09/45                                367,003
              Newell Brands
400,000         5.375%, 04/01/36                                466,808
                                                              ---------
                                                              1,273,857
                                                              ---------

              CONSUMER STAPLES -- 6.5%
              Altria Group
800,000         5.375%, 01/31/44                                944,576
              Anheuser-Busch InBev Finance
665,000         4.900%, 02/01/46                                746,841
              CVS Health
652,000         5.125%, 07/20/45                                748,215
              Kraft Heinz Foods
390,000         6.500%, 02/09/40                                489,125
404,000         5.200%, 07/15/45                                438,023
              Molson Coors Brewing
289,000         4.200%, 07/15/46                                285,546
              Reynolds American
191,000         8.125%, 05/01/40                                274,796
646,000         5.850%, 08/15/45                                784,911
              Tyson Foods
185,000         4.550%, 06/02/47                                196,007
                                                              ---------
                                                              4,908,040
                                                              ---------

              ENERGY -- 5.1%
              Enbridge
232,000         5.500%, 12/01/46                                267,119
              Energy Transfer Partners
400,000         5.150%, 03/15/45                                389,324
              Ensco
158,000         5.750%, 10/01/44                                105,465
              Enterprise Products Operating LLC
505,000         5.100%, 02/15/45                                559,750
              Marathon Petroleum
132,000         5.000%, 09/15/54                                123,915
250,000         4.750%, 09/15/44                                243,565
              Noble Energy
400,000         5.050%, 11/15/44                                414,012
              Petroleos Mexicanos MTN
210,000         5.625%, 01/23/46                                192,809
              Plains All American Pipeline
400,000         4.900%, 02/15/45                                374,067
              Shell International Finance BV
400,000         4.000%, 05/10/46                                403,918
              TransCanada PipeLines
541,000         7.625%, 01/15/39                                785,534
                                                              ---------
                                                              3,859,478
                                                              ---------

PRINCIPAL
AMOUNT ($)                                                     VALUE $
----------                                                     -------

              FINANCIALS -- 13.6%
              Aflac
  144,000       6.450%, 08/15/40                                189,320
              American International Group
  406,000       4.375%, 01/15/55                                398,181
  168,000       3.900%, 04/01/26                                174,384
              Bank of America
  824,000       6.000%, 10/15/36                              1,037,893
              Bank of America MTN
  300,000       5.000%, 01/21/44                                342,827
  822,000       3.500%, 04/19/26                                830,710
              Citigroup
  386,000       4.281%, 04/24/48 (2)                            397,580
  789,000       3.200%, 10/21/26                                770,451
              Cooperatieve Rabobank UA
  250,000       3.750%, 07/21/26                                253,533
              Cooperatieve Rabobank UA MTN
  348,000       5.250%, 05/24/41                                424,345
  940,000       3.375%, 05/21/25                                973,593
              JPMorgan Chase (2)
  295,000       4.260%, 02/22/48                                307,685
              MetLife
  495,000       5.875%, 02/06/41                                627,433
              Morgan Stanley MTN
  475,000       4.300%, 01/27/45                                488,693
              Prudential Financial MTN
  476,000       6.200%, 11/15/40                                612,179
              Unum Group
  693,000       5.750%, 08/15/42                                820,803
              Wells Fargo
1,593,000       3.900%, 05/01/45                              1,586,864
                                                             ----------
                                                             10,236,474
                                                             ----------

              HEALTHCARE -- 4.7%
              Abbott Laboratories
  425,000       4.900%, 11/30/46                                469,036
              AbbVie
  545,000       4.700%, 05/14/45                                588,825
              Allergan Funding SCS
  160,000       4.850%, 06/15/44                                176,363
  489,000       4.550%, 03/15/35                                524,115
              Anthem
  925,000       4.625%, 05/15/42                                996,340
              Medtronic
  713,000       4.625%, 03/15/45                                808,464
                                                              ---------
                                                              3,563,143
                                                              ---------

              INDUSTRIALS -- 5.1%
              Burlington Northern Santa Fe
  700,000       4.150%, 04/01/45                                733,964
              GE Capital International Funding
                Unlimited
  711,000       4.418%, 11/15/35                                769,768
              Johnson Controls International
   70,000       4.500%, 02/15/47                                 74,829

--------------------------------------------------------------------------------
SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

PRINCIPAL
AMOUNT ($)                                                     VALUE $
----------                                                     -------

              Lockheed Martin
  494,000       4.700%, 05/15/46                               554,774
              Rockwell Collins
  362,000       4.350%, 04/15/47                               380,068
              Siemens Financieringsmaatschappij (1)
  618,000       4.200%, 03/16/47                               657,938
              Union Pacific
  630,000       4.150%, 01/15/45                               666,953
                                                             ---------
                                                             3,838,294
                                                             ---------

              INFORMATION TECHNOLOGY -- 3.5%
              Apple
  277,000       4.375%, 05/13/45                               301,074
  106,000       4.250%, 02/09/47                               112,182
  169,000       3.850%, 08/04/46                               168,501
              Microsoft
  624,000       4.500%, 02/06/57                               692,663
  236,000       4.450%, 11/03/45                               261,177
  275,000       3.700%, 08/08/46                               271,639
              Visa
  738,000       4.300%, 12/14/45                               809,477
                                                             ---------
                                                             2,616,713
                                                             ---------

              MATERIALS -- 3.5%
              Barrick North America Finance LLC
  712,000       5.700%, 05/30/41                               851,702
              Dow Chemical
  182,000       9.400%, 05/15/39                               307,446
              Glencore Finance Canada (1)
  267,000       6.000%, 11/15/41                               308,712
              International Paper
  600,000       4.800%, 06/15/44                               640,689
              Monsanto
  172,000       4.700%, 07/15/64                               175,969
              Sherwin-Williams
  352,000       4.500%, 06/01/47                               371,409
                                                             ---------
                                                             2,655,927
                                                             ---------

              TELECOMMUNICATION SERVICES -- 5.0%
              AT&T
  850,000       5.150%, 02/14/50                               845,683
  917,000       4.500%, 05/15/35                               893,033
  640,000       4.350%, 06/15/45                               579,828
              Verizon Communications
  439,000       5.250%, 03/16/37                               464,977
1,040,000       4.672%, 03/15/55                               955,573
                                                             ---------
                                                             3,739,094
                                                             ---------

              UTILITIES -- 1.6%
              Sempra Energy
  393,000       6.000%, 10/15/39                               498,246

PRINCIPAL
AMOUNT ($)                                                     VALUE $
----------                                                     -------

              Southern
   670,000      4.400%, 07/01/46                               698,597
                                                             ---------
                                                             1,196,843
                                                             ---------

              TOTAL CORPORATE OBLIGATIONS
               (Cost $35,291,351)                           37,887,863
                                                            ----------

              U.S. TREASURY OBLIGATIONS -- 48.0%
              United States Treasury Bonds
 4,248,000      4.625%, 02/15/40                             5,559,736
 1,650,000      4.500%, 02/15/36                             2,116,254
11,932,100      4.375%, 05/15/40                            15,113,687
 2,253,000      3.000%, 02/15/47                             2,296,300
 1,023,000      2.875%, 11/15/46                             1,016,925
 4,908,700      2.500%, 05/15/46                             4,516,578
 1,304,600      2.250%, 08/15/46                             1,135,206
              United States Treasury Notes
   475,000      2.375%, 05/15/27                               478,395
 3,890,000      2.250%, 02/15/27                             3,877,389
                                                            ----------

              TOTAL U.S. TREASURY OBLIGATIONS
               (Cost $37,285,565)                           36,110,470
                                                            ----------
              TAXABLE MUNICIPAL BOND -- 0.6%
              CALIFORNIA -- 0.6%
              University of California RB, Series AD
   400,000      4.858%, 05/15/2112
                (Cost $397,099)                                417,636
                                                            ----------
              TAX-EXEMPT MUNICIPAL BOND -- 0.1%
              NEW JERSEY -- 0.1%
              State Transportation Trust Fund Authority
                RB
    90,000      6.561%, 12/15/40
                (Cost $107,757)                                107,757
                                                           -----------
              TOTAL INVESTMENTS -- 99.0%
                (Cost $73,081,772)*                         74,523,726
                                                           -----------
              OTHER ASSETS LESS
                LIABILITIES -- 1.0%                            731,073
                                                           -----------
              NET ASSETS -- 100%                           $75,254,799
                                                           -----------

--------------------------------------------------------------------------------
SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JULY 31, 2017 (UNAUDITED)

(1) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2017, the value of these securities amounted to $1,079,644, representing 1.4% of the net assets of the Fund.

(2)  Variable Rate Security -- Rate disclosed is as of July 31, 2017.

* At July 31, 2017, the tax basis cost of the Fund's investments was $73,081,772, and the unrealized appreciation and depreciation were $2,990,835 and $(1,548,881), respectively.

LLC -- Limited Liability Company
MTN -- Medium Term Note
RB -- Revenue Bond

For information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

See end of Form N-Q Filing for disclosure of Fair Value Measurements.

--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS

JULY 31, 2017 (UNAUDITED)

The following is a summary of the inputs used as of July 31, 2017, in valuing the Schroder Funds' investments carried at value:

SCHRODER EMERGING MARKETS SMALL CAP FUND


INVESTMENTS IN SECURITIES (1)                LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                         -----------    ----------      ----------    ------------
  Common Stock
       Brazil                            $    73,246       $     --       $     --     $    73,246
       China                                 303,332             --             --         303,332
       Egypt                                  19,737             --             --          19,737
       Georgia                                46,985             --             --          46,985
       Greece                                 22,680             --             --          22,680
       Hong Kong                              28,504             --             --          28,504
       India                                 218,028             --             --         218,028
       Indonesia                              50,212             --             --          50,212
       Malaysia                               23,471             --             --          23,471
       Mexico                                 94,662             --             --          94,662
       Pakistan                               23,985             --             --          23,985
       Philippines                            53,412             --             --          53,412
       Poland                                 40,664             --             --          40,664
       Russia                                 99,524             --             --          99,524
       Singapore                                  --         20,147             --          20,147
       South Africa                           28,223             --             --          28,223
       South Korea                           293,125             --             --         293,125
       Spain                                  24,388             --             --          24,388
       Sri Lanka                              29,337             --             --          29,337
       Taiwan                                355,182             --             --         355,182
       Thailand                               22,614             --             --          22,614
       Turkey                                 73,611             --             --          73,611
       United Arab Emirates                   51,077             --             --          51,077
                                         -----------       --------       --------     -----------
     Total Common Stock                    1,975,999         20,147             --       1,996,146
                                         -----------       --------       --------     -----------
  Preferred Stock
       Brazil                                 54,415             --             --          54,415
       Colombia                               21,071             --             --          21,071
                                         -----------       --------       --------     -----------
     Total Preferred Stock                    75,486             --             --          75,486
                                         -----------       --------       --------     -----------
Total Investments in Securities          $ 2,051,485       $ 20,147       $     --     $ 2,071,632
                                         ===========       ========       ========     ===========


SCHRODER SHORT DURATION BOND FUND

INVESTMENTS IN SECURITIES (2)                LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                         -----------    ----------      ----------    ------------
  Corporate Obligations                  $        --    $11,600,026     $       --    $ 11,600,026
  U.S. Treasury Obligations                       --      3,534,279             --       3,534,279
  Asset-Backed Securities                         --        648,766             --         648,766
  Municipal Bonds                                 --        456,536             --         456,536
                                         -----------    -----------     ----------    ------------
Total Investments in Securities          $        --    $16,239,607     $       --    $ 16,239,607
                                         ===========    ===========     ==========    ============


OTHER FINANCIAL INSTRUMENTS                  LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                         -----------    ----------      ----------    ------------
  Futures -- Unrealized Appreciation     $       725    $        --     $       --    $        725
  Futures -- Unrealized Depreciation            (626)            --             --            (626)
                                         -----------    -----------     ----------    ------------
Total Other Financial Instruments        $        99    $        --     $       --    $         99
                                         ===========    ===========     ==========    ============


--------------------------------------------------------------------------------
SCHRODER MUTUAL FUNDS
--------------------------------------------------------------------------------

FAIR VALUE MEASUREMENTS
JULY 31, 2017 (UNAUDITED)

SCHRODER TOTAL RETURN FIXED INCOME FUND

INVESTMENTS IN SECURITIES (2)                LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                         -----------       --------      ---------     -----------
  Corporate Obligations                  $        --    $30,956,523     $       --    $ 30,956,523
  U.S. Treasury Obligations                       --     13,119,056             --      13,119,056
  Asset-Backed Securities                         --      8,596,256             --       8,596,256
  U.S. Government Mortgage-Backed
     Obligations                                  --      6,234,026             --       6,234,026
  Sovereign Governments                           --      2,672,730             --       2,672,730
  Municipal Bonds                                 --      1,605,319             --       1,605,319
  Commercial Mortgage-Backed Obligations          --        447,229             --         447,229
  Collateralized Mortgage Obligations             --        417,540             --         417,540
  Exchange-Traded Purchased Option             8,859             --             --           8,859
                                         -----------    -----------     ----------    ------------
Total Investments in Securities          $     8,859    $64,048,679     $       --    $ 64,057,538
                                         ===========    ===========     ==========    ============


OTHER FINANCIAL INSTRUMENTS                  LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                         -----------    ----------      ----------    ------------
  Futures -- Unrealized Appreciation     $    51,100    $        --     $       --     $    51,100
  Futures -- Unrealized Depreciation         (92,985)            --             --         (92,985)
  Forwards -- Unrealized Appreciation             --          5,398             --           5,398
  Forwards -- Unrealized Depreciation             --         (5,628)            --          (5,628)
  Credit Default Swaps -- Unrealized
     Depreciation                                 --        (59,114)            --         (59,114)
                                         -----------    -----------     ----------    ------------
Total Other Financial Instruments        $   (41,885)   $   (59,344)    $       --     $  (101,229)
                                         ============   ============    ==========     ============

SCHRODER LONG DURATION INVESTMENT-GRADE BOND FUND

INVESTMENTS IN SECURITIES (2)                LEVEL 1       LEVEL 2        LEVEL 3         TOTAL
                                         -----------       --------      ---------     -----------
  Corporate Obligations                  $        --    $37,887,863     $       --     $37,887,863
  U.S. Treasury Obligations                       --     36,110,470             --      36,110,470
  Taxable Municipal Bond                          --        417,636             --         417,636
  Tax-Exempt Municipal Bond                       --        107,757             --         107,757
                                         -----------    -----------     ----------    ------------
Total Investments in Securities          $        --    $74,523,726     $       --     $74,523,726
                                         ===========    ===========     ==========    =============

(1) Transfers between investment levels may occur as markets fluctuate and/or the availability of data used in an investment's valuation changes. The Fund generally recognizes transfers between the levels as of the beginning and end of the reporting period. As of July 31, 2017, the Fund had securities with a total value of $20,147 transfer from Level 1 to Level 2. The change in level occurred due to a scheduled market holiday.

(2) There were no transfers between levels during the reporting period, based on the input levels assigned under the hierarchy at the beginning and end of the reporting period.


SCH-QH-001-0200

ITEM 2. CONTROLS AND PROCEDURES

(a) The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                        Schroder Series Trust

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: September 27, 2017


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)                            /s/ Michael Beattie
                                                    ----------------------------
                                                    Michael Beattie
                                                    President
Date: September 27, 2017


By (Signature and Title)                            /s/ Stephen Connors
                                                    ----------------------------
                                                    Stephen Connors
                                                    Treasurer, Controller & CFO
Date: September 27, 2017